RELATED PARTY TRANSACTIONS - Disclosure of Key Management Personnel (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Disclosure Of Related Party Transactions [Abstract]
Salary and related costs	$ 1,427,660	$ 1,054,465
Professional fees	328,333	378,001
Share-based compensation expense	2,313,401	1,079,812
Total	$ 4,069,394	$ 2,512,278